N-4	Apr. 17, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Protective Variable Annuity Separate Account
Entity Central Index Key	0000914245
Entity Investment Company Type	N-4
Document Period End Date	Apr. 17, 2023
Amendment Flag	false
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.21%	1.21%
Investment Options (Fund fees and expenses) (2)	0.35%	5.13%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20 (3)	1.50 (4)
(1) We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
(2) As a percentage of Fund assets.
(3) As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.
(4) As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Protector Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.
Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges that substantially increase costs.
Lowest Annual Cost: $1,605	Highest Annual Cost: $8,079
Assumes:	Assumes:
Investment of $100,000 5% annual appreciation Least expensive combination of Fund fees and expenses No optional benefits No additional Purchase Payments, transfers or withdrawals No sales charges	Investment of $100,000 5% annual appreciation Most expensive combination of optional benefits and Fund fees and expenses No additional Purchase Payments, transfers or withdrawals No sales charges
For additional information about annual charges, see "FEE TABLE" and "CHARGES AND DEDUCTIONS" in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.21%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.21%	[1]
Base Contract (N-4) Footnotes [Text Block]	We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.35%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	5.13%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	1.50%	[4]
Optional Benefits Footnotes [Text Block]
(3) As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.
(4) As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Protector Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,605 Highest Annual Cost: $8,079
Assumes:
Assumes:

  Investment of $100,000
  5% annual appreciation
  Least expensive combination of Fund fees and expenses
  No optional benefits
  No additional Purchase Payments, transfers or withdrawals
  No sales charges
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Fund fees and expenses
  No additional Purchase Payments, transfers or withdrawals
  No sales charges

Lowest Annual Cost [Dollars]	$ 1,605
Highest Annual Cost [Dollars]	$ 8,079
Item 4. Fee Table [Text Block]
OPTIONAL DEATH BENEFIT FEES
The current fee for each of the three optional death benefits available under your Contract are as follows:
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.20%
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.35%
Maximum Quarterly Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.40%

SECUREPAY FEE
The current SecurePay Fee applicable to your Contract is as follows:

Purchase of SecurePay Investor rider at Contract Purchase (as an annualized percentage of the Benefit Base)	0.50%
Purchase of SecurePay Investor rider under RightTime (as an annualized percentage of the Benefit Base)	0.60%
Purchase of SecurePay Protector rider at Contract Purchase (as an annualized percentage of the Benefit Base)	1.40%
Purchase of SecurePay Protector rider under RightTime (as an annualized percentage of the Benefit Base)	1.50%

The Roll-up Percentage and the Maximum Withdrawal Percentage applicable to your Contract will not change for the life of your Contract.
ROLL-UP PERCENTAGE (Applicable to SecurePay Protector Only)
5% (as a percentage of the Benefit Base)
MAXIMUM WITHDRAWAL PERCENTAGE FOR SECUREPAY PROTECTOR

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage (as a percentage of the Benefit Base) -	(Two Covered Persons) Withdrawal Percentage (as a percentage of the Benefit Base) -
59.5	4.50%	4.00%
61	4.80%	4.30%
62	5.10%	4.60%
63	5.40%	4.90%
64	5.70%	5.20%
65	6.00%	5.50%
66	6.05%	5.55%
67	6.10%	5.60%
68	6.15%	5.65%
69	6.20%	5.70%
70	6.25%	5.75%
71	6.30%	5.80%
72	6.35%	5.85%
73	6.40%	5.90%
74	6.45%	5.95%
75	6.50%	6.00%
76	6.55%	6.05%
77	6.60%	6.10%
78	6.65%	6.15%
79	6.70%	6.20%
80	6.75%	6.25%
81	6.80%	6.30%
82	6.85%	6.35%
83	6.90%	6.40%
84	6.95%	6.45%
85	7.00%	6.50%
86	7.05%	6.55%
87	7.10%	6.60%
88	7.15%	6.65%
89	7.20%	6.70%
90+	7.25%	6.75%

MAXIMUM WITHDRAWAL PERCENTAGE FOR SECUREPAY INVESTOR

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage (as a percentage of the Benefit Base) -	(Two Covered Persons) Withdrawal Percentage (as a percentage of the Benefit Base) -
59.5	3.00%	2.50%
61	3.10%	2.60%
62	3.20%	2.70%
63	3.30%	2.80%
64	3.40%	2.90%
65	3.50%	3.00%
66	3.60%	3.10%
67	3.70%	3.20%
68	3.80%	3.30%
69	3.90%	3.40%
70	4.00%	3.50%
71	4.10%	3.60%
72	4.20%	3.70%
73	4.30%	3.80%
74	4.40%	3.90%
75	4.50%	4.00%
76	4.60%	4.10%
77	4.70%	4.20%
78	4.80%	4.30%
79	4.90%	4.40%
80	5.00%	4.50%
81	5.10%	4.60%
82	5.20%	4.70%
83	5.30%	4.80%
84	5.40%	4.90%
85	5.50%	5.00%
86	5.60%	5.10%
87	5.70%	5.20%
88	5.80%	5.30%
89	5.90%	5.40%
90+	6.00%	5.50%

MAXIMUM RESERVE AMOUNT
3x (the current Annual Withdrawal Amount in any Contract Year)

Maximum Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Maximum Quarterly Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
SecurePay Investor rider at Contract Purchase [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
SecurePay Investor rider under RightTime [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
SecurePay Protector rider at Contract Purchase [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%
SecurePay Protector rider under RightTime [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%

[1]	We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
[2]	As a percentage of Fund assets.
[3]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.
[4]	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Protector Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.